Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
OPERATING ACTIVITIES
Net loss for the period	$ (379,151)	$ (583,461)	$ (5,121,372)	$ (2,747,891)
Items not involving cash:
Interest expense paid with debt	149,229	0
Depreciation	394,666	3,509	178,405	51,919
Asset retirement obligation accretion	27,627	(3,046)	139,673	3,046
Gain on disposal of equipment	(430)	0
Loss on disposal of equipment:			(959)	112
Write down of accrued liability:			0	(124,008)
Share based compensation	90,583	18,508	277,283	184,410
Amortization of debt offering costs	380,822	0	385,389	0
Amortization of notes payable discount	242,672	0	372,415	0
Unrealized gain on foreign exchange	5,572	(33,513)	9,861	0
Impairment of inventory	60,531	0
Non-cash interest expense			0	10,364
Change in liability of options and warrants	(417,776)	0
Realized loss on securities			0	75,772
Loss on modification of debt	0	0	1,590,321	0
Gain on sale of discontinued operations			0	(664,952)
Changes in non-cash working Capital items:
Accounts receivable	7,256	(2,608)	(328,113)	6,521
Accounts payable and accrued liabilities	(3,131,858)	150,863	2,991,586	(251,864)
Inventories	1,881,582	0	(5,886,776)	0
Prepaid expenses	(103,588)	564	(48,799)	34,765
Cash used in operating activities	(792,263)	(449,184)	(5,441,086)	(3,421,806)
INVESTING ACTIVITIES
Reclamation bonds purchased	(58,800)	(2,000,000)	(2,613,666)	(65,116)
Option payment received			0	100,000
Purchase of property, plant & equipment	(166,049)	(896,535)	(9,618,934)	(59,007)
Interest capitalized on self-constructed assets	(35,799)	0
Proceeds from sale of equipment	1,000	0
Cash received from sale of discontinued operations			0	2,250,000
Option payment to amend and reduce royalty	0	(175,000)	(150,000)	(200,000)
Proceeds from sales of held for trading securities			0	116,195
Proceeds from note receivable	0	2,975	2,975	10,597
Proceeds from insurance claim on equipment			31,050	52
Cash used in investing activities	(259,648)	(3,068,560)	(12,348,575)	2,152,721
FINANCING ACTIVITIES
Payments on notes payable	(321,619)	0	(223,521)	0
Proceeds from notes payable	5,395,095	0	8,533,743	0
Shares and warrants issued for cash	0	11,068,362	11,134,317	1,555,493
Share issue costs	0	(13,177)
Public offering costs	0	(1,185,444)
Debt and share issue costs	(85,075)	0	(1,880,131)	(386,007)
Cash provided by financing activities	4,988,401	9,869,741	17,564,408	1,169,486
Effect of foreign exchange on cash	(5,572)	33,513	(9,861)	0
Increase (decrease) in cash during the year	3,930,918	6,385,510	(235,114)	(99,599)
Cash, beginning of year	602,343	837,457	837,457	937,056
Cash, end of year	$ 4,533,261	$ 7,222,967	$ 602,343	$ 837,457